Restrictions On Cash And Due From Banks	12 Months Ended
Dec. 31, 2011
Restrictions On Cash And Due From Banks [Abstract]
Restrictions On Cash And Due From Banks

NOTE 2 – RESTRICTIONS ON CASH AND DUE FROM BANKS

     The Bank is required to maintain average reserve balances, computed by applying prescribed percentages to its various types of deposits, either at the Bank or on deposit with the Reserve Bank. At December 31, 2011 and 2010 these required reserves were met by vault cash.